RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2022
RECENT ACCOUNTING PRONOUNCEMENTS

NOTE 3 — RECENT ACCOUNTING PRONOUNCEMENTS

Recently Adopted Accounting Standards	Effective for periods beginning on or after

Amendments to IFRS 3 Reference to the Conceptual Framework Relating to Business Combinations	January 1, 2022
Amendments to IAS 37 Onerous Contracts – Cost of Fulfilling a Contract	January 1, 2022
Annual Improvements to IFRS Standards 2018-2021	January 1, 2022
Amendments to IAS 16 Property, Plant and Equipment – Proceeds before Intended Use	January 1, 2022

The Company’s adoption of the standards above had no material impact on the consolidated financial statements in the year of initial application.

Recent Accounting Standards Not Yet Adopted	Effective for periods beginning on or after

Amendments to IAS 1 Classification of Liabilities as Current or Non-current	January 1, 2023
Amendments to IFRS 17 Insurance Contracts	January 1, 2023
Amendments to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors	January 1, 2023
Amendments to IAS 12 Income Taxes	January 1, 2023

The Company expects that the adoption of the standards above will have no material impact on the consolidated financial statements in the year of initial application.